Management Risks - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 14, 2016
Disclosure of Credit risk measurement [Line Items]
Non-collateralized loans	R$ 195,698,000,000	R$ 196,518,000,000
VaR calculation confidence level percentage	99.00%
VaR calculation period	Historical period of 4 years (1000 business days)
VaR minimum horizon period in business days	10 days
Value at risk	R$ 372,300,000	R$ 329,800,000
Percentage of VaR of total stockholders' equity	0.28%	0.18%
Funds from clients	R$ 622,100,000,000	R$ 612,700,000,000
Percentage of aggregate funds from customers available on demand	36.60%
Liquid assets	R$ 164,300,000,000
Percentage of financial assets	100.00%	100.00%
0-30 days [Member]
Disclosure of Credit risk measurement [Line Items]
Funds from clients	R$ 277,500,000,000
Short term redeemable obligation [Member]
Disclosure of Credit risk measurement [Line Items]
Percentage of financial assets	72.20%
Funding [Member]
Disclosure of Credit risk measurement [Line Items]
Percentage of financial assets	26.40%
Total assets [Member]
Disclosure of Credit risk measurement [Line Items]
Percentage of financial assets	17.60%
Bottom of range [member]
Disclosure of Credit risk measurement [Line Items]
Value at risk	R$ 304,800,000	R$ 155,100,000
Average [Member]
Disclosure of Credit risk measurement [Line Items]
Value at risk	R$ 409,900,000	R$ 236,600,000
Liquidity risk [member]
Disclosure of Credit risk measurement [Line Items]
Index minimum requirement	80.00%
Liquidity risk [member] | Bottom of range [member]
Disclosure of Credit risk measurement [Line Items]
Assets required to standardize liquidity coverage ratio			R$ 100,000,000,000
Loans exposure represented by overdue loans impaired [Member]
Disclosure of Credit risk measurement [Line Items]
Percentage of maximum exposure to the quality of the financial assets	6.10%
Loans exposure represented by low probability of default [Member]
Disclosure of Credit risk measurement [Line Items]
Percentage of maximum exposure to the quality of the financial assets	89.00%
Loans exposure represented by overdue credits not impaired [Member]
Disclosure of Credit risk measurement [Line Items]
Percentage of maximum exposure to the quality of the financial assets	4.80%